SHORT-TERM AND LONG-TERM INVESTMENTS (Details Narrative) ¥ in Millions	12 Months Ended
Dec. 31, 2024 CNY (¥)
Investments, All Other Investments [Abstract]
Purchase of debt securities	¥ 51.0
Unrealized gain	0.1
Debt investments and realized gain	¥ 2.1